Long-term bank loans (Maturities of Long-term Debt) (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Debt Instrument [Line Items]
Less: current portion of long term bank loans	$ 143,251,734	$ 125,017,898
Long-term bank loans	32,803,556	35,000,000
Notes Payable to Banks [Member]
Debt Instrument [Line Items]
2014	39,920,533
2015	121,373,157
2016	14,761,600
2017	0
2018 and thereafter	$ 0